INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS	12 Months Ended
Dec. 31, 2025
Real Estate [Abstract]
INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS	INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS
The carrying amounts of investment real estate, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS OF DEC. 31, 2025 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$178	6%	$108	3%
Industrial	56	2%	62	1%
Land	807	27%	41	1%
Office	329	11%	1,943	46%
Retail	161	5%	1,529	36%
Apartments	46	2%	406	10%
Single family residential	1,311	43%	8	—%
Other	112	4%	144	3%
Total	$3,000	100%	$4,241	100%

AS OF DEC. 31, 2024 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$135	6%	$108	3%
Industrial	14	1%	83	2%
Land	288	11%	35	1%
Office	338	14%	2,090	61%
Retail	186	8%	705	21%
Apartments	47	2%	267	8%
Single family residential	1,343	57%	—	—%
Other	15	1%	150	4%
Total	$2,366	100%	$3,438	100%
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(1)Investment real estate for single family residential property as of December 31, 2025 includes $1.3 billion of real estate fair valued as a result of consolidation of investment company VIE in accordance with ASC 946 (December 31, 2024 – $1.3 billion).
As of December 31, 2025, $63 million of real estate investments met the criteria as held-for-sale (2024 – $12 million).